Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 558,164	¥ 493,758	¥ 296,772
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	63,871	54,635
Loans	277,573	637,457
Loans held for sale	134,371	472,711
Collateral dependent loans	143,202	164,746
Premises and equipment	9,557	11,193
Intangible assets	5,449	5,174
Goodwill	161,758	0
Other assets	53,438	51,048
Investments in equity method investees	29,802	29,503
Other	23,636	21,545
Total	571,646	759,507
Investment securities valued at net asset value	39,541	18,037
Unfunded commitments related to investment securities valued at net asset value	34,847	24,208
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans	2,466	2,271
Loans held for sale	0	0
Collateral dependent loans	2,466	2,271
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	2,466	2,271
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	14,041	9,460
Loans	5,254	5,181
Loans held for sale	0	0
Collateral dependent loans	5,254	5,181
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	34,389	32,481
Investments in equity method investees	27,745	27,801
Other	6,644	4,680
Total	53,684	47,122
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	49,830	45,175
Loans	269,853	630,005
Loans held for sale	134,371	472,711
Collateral dependent loans	135,482	157,294
Premises and equipment	9,557	11,193
Intangible assets	5,449	5,174
Goodwill	161,758	0
Other assets	19,049	18,567
Investments in equity method investees	2,057	1,702
Other	16,992	16,865
Total	515,496	710,114
Fair value, recurring measurements
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	28,447	31,542
Total	96,224,960	88,967,756
Fair value, recurring measurements | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security	¥ 43,654
Fair value, recurring measurements | Marketable equity securities | Minimum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security, remaining period	0 years
Fair value, recurring measurements | Marketable equity securities | Maximum
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Contractual sale restriction equity security, remaining period	3 years
Fair value, recurring measurements | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	¥ 0	0
Total	49,087,498	48,862,335
Fair value, recurring measurements | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	28,447	31,542
Total	44,006,257	37,540,452
Fair value, recurring measurements | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Total	¥ 3,131,205	¥ 2,564,969